Property, plant and equipment - Summary of Movements in Property, Plant and Equipment (Detail) - EUR (€)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	€ 41,544,000	€ 40,464,000
Acquisition of subsidiary (MOMA)	181,000
Additions	30,449,000	8,110,000
Disposals	(24,309,000)	(2,317,000)
Depreciation	(16,727,000)	(5,623,000)
Accumulated depreciation of disposals	12,951,000	813,000
Impairments	(701,000)	(354,000)	€ (466,000)
Reversal of impairments	679,000	381,000	0
Reclassifications	0	70,000
Property, plant and equipment	134,718,000	41,544,000	40,464,000
Chargers and charging infrastructure
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	30,597,000	30,727,000
Acquisition of assets (Mega-E)	88,026,000
Acquisition of subsidiary (MOMA)	0
Additions	0	0
Disposals	(24,309,000)	(2,317,000)
Depreciation	(16,542,000)	(5,417,000)
Accumulated depreciation of disposals	12,951,000	813,000
Impairments	(701,000)	(354,000)
Reversal of impairments	679,000	381,000
Reclassifications	35,768,000	6,764,000
Property, plant and equipment	126,469,000	30,597,000	30,727,000
Other fixed assets
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	481,000	614,000
Acquisition of assets (Mega-E)	0
Acquisition of subsidiary (MOMA)	181,000
Additions	208,000	3,000
Disposals	0	0
Depreciation	(185,000)	(206,000)
Accumulated depreciation of disposals	0	0
Impairments	0	0
Reversal of impairments	0	0
Reclassifications	0	70,000
Property, plant and equipment	685,000	481,000	614,000
Assets under construction
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	10,466,000	9,123,000
Acquisition of assets (Mega-E)	2,625,000
Acquisition of subsidiary (MOMA)	0
Additions	30,241,000	8,107,000
Disposals	0	0
Depreciation	0	0
Accumulated depreciation of disposals	0	0
Impairments	0	0
Reversal of impairments	0	0
Reclassifications	(35,768,000)	(6,764,000)
Property, plant and equipment	7,564,000	10,466,000	9,123,000
Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	59,794,000	53,931,000
Property, plant and equipment	156,766,000	59,794,000	53,931,000
Cost | Chargers and charging infrastructure
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	47,413,000	42,966,000
Property, plant and equipment	146,898,000	47,413,000	42,966,000
Cost | Other fixed assets
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	1,915,000	1,842,000
Property, plant and equipment	2,304,000	1,915,000	1,842,000
Cost | Assets under construction
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	10,466,000	9,123,000
Property, plant and equipment	7,564,000	10,466,000	9,123,000
Accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	(18,250,000)	(13,467,000)
Property, plant and equipment	(22,048,000)	(18,250,000)	(13,467,000)
Accumulated depreciation and impairment | Chargers and charging infrastructure
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	(16,816,000)	(12,239,000)
Property, plant and equipment	(20,429,000)	(16,816,000)	(12,239,000)
Accumulated depreciation and impairment | Other fixed assets
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	(1,434,000)	(1,228,000)
Property, plant and equipment	(1,619,000)	(1,434,000)	(1,228,000)
Accumulated depreciation and impairment | Assets under construction
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	0	0
Property, plant and equipment	€ 0	€ 0	€ 0